Provisions	3 Months Ended
Jun. 30, 2018
Disclosure Of Other Provisions [Line Items]
Disclosure Of Provisions Explanatory

Note 15 Provisions and contingent liabilities

a) Provisions

The table below presents an overview of total provisions recognized under both IAS 37 and IFRS 9.

CHF million	30.6.18	31.3.18	31.12.17
Provisions recognized under IAS 37	3,012	2,937	3,100
Provisions for off-balance sheet financial instruments[1]	76	72	33
Provisions for other credit lines[1]	35	35	0
Total provisions	3,123	3,044	3,133
1 Provisions recognized in 2018 relate to exposures in the scope of the expected credit loss requirements of IFRS 9. Refer to Notes 9 and 19 for more information. 2017 provisions for off-balance sheet financial instruments relate to loss provisions recognized under IAS 37.

The following table presents additional information for provisions recognized under IAS 37.

CHF million	Operational risks[1]	Litigation, regulatory and similar matters[2]	Restructuring	Real estate	Employee benefits[5]	Other	Total
Balance as of 31 December 2017	43	2,444	322	134	68	89	3,100
Balance as of 31 March 2018	41	2,331	280	134	66	85	2,937
Increase in provisions recognized in the income statement	5	154	39	0	1	2	201
Release of provisions recognized in the income statement	(1)	(13)	(29)	0	(2)	0	(44)
Provisions used in conformity with designated purpose	(4)	(94)	(48)	(2)	0	(4)	(151)
Capitalized reinstatement costs	0	0	0	(2)	0	0	(2)
Foreign currency translation / unwind of discount	0	64	6	1	0	0	71
Balance as of 30 June 2018	41	2,442	248[3]	132[4]	66	83	3,012
1 Comprises provisions for losses resulting from security risks and transaction processing risks. 2 Comprises provisions for losses resulting from legal, liability and compliance risks. 3 Primarily consists of personnel-related restructuring provisions of CHF 60 million as of 30 June 2018 (31 March 2018: CHF 63 million, 31 December 2017: CHF 83 million) and provisions for onerous lease contracts of CHF 183 million as of 30 June 2018 (31 March 2018: CHF 212 million, 31 December 2017: CHF 235 million). 4 Consists of reinstatement costs for leasehold improvements of CHF 90 million as of 30 June 2018 (31 March 2018: CHF 92 million, 31 December 2017: CHF 92 million) and provisions for onerous lease contracts of CHF 41 million as of 30 June 2018 (31 March 2018: CHF 42 million, 31 December 2017: CHF 41 million). 5 Includes provisions for sabbatical and anniversary awards as well as provisions for severance that are not part of restructuring provisions.

Restructuring provisions primarily relate to onerous lease contracts and severance payments. The use of onerous lease provisions is driven by the maturities of the underlying lease contracts. Severance-related provisions are used within a short time period, usually within six months, but potential changes in amount may be triggered when natural staff attrition reduces the number of people affected by a restructuring and therefore the estimated costs.

Information on provisions and contingent liabilities in respect of litigation, regulatory and similar matters, as a class, is included in Note 15b. There are no material contingent liabilities associated with the other classes of provisions.